Commitments and contingencies - Narrative (Details) $ in Thousands		12 Months Ended			36 Months Ended
	Aug. 03, 2007 period	Dec. 31, 2024 USD ($) restaurant	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($) restaurant	Oct. 28, 2024 USD ($)	Oct. 25, 2024 USD ($)
Line of Credit Facility [Line Items]
Reinvestment plan term		3 years
Percentage of gross sales of restaurants	5.00%
Initial royalty period	10 years
Royalty fee (as a percent)		6.20%	6.00%	5.60%
Number of subsequent payment periods | period	2
Percentage of gross sales on advertising and promotion activities		5.00%
Required minimum fixed charge coverage ratio		1.50			1.50
Maximum leverage ratio		4.25			4.25
Number of new restaurants | restaurant		200			200
Number of modernize restaurants | restaurant		400			400
Capital expenditures					$ 650,000
Provision for contingencies		$ 30,356	$ 50,619		30,356
Provision for contingencies, current		1,199	1,447		1,199
Provision for contingencies, noncurrent		29,157	49,172		29,157
Provision related to claims covered by indemnification agreement		1,179	$ 1,458		1,179
Banco Bilbao Vizcaya Argentaria, S.A.
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		45			45		$ 45,000
Credit Suisse
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount						$ 45,000
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss		429,000			429,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss		468,000			468,000
Standby letters of credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		$ 80,000			$ 80,000
Next five years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)	6.00%
Last five years
Line of Credit Facility [Line Items]
Initial royalty period	5 years
Royalty fee (as a percent)	7.00%